Expense Example - FidelitySustainableTargetDateFunds-ComboClassKPro - FidelitySustainableTargetDateFunds-ComboClassKPro - Fidelity Sustainable Target Date 2035 Fund - Fidelity Sustainable Target Date 2035 Fund - Class K
May 30, 2024 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480